Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 15, 2020	Jun. 16, 2020	Mar. 16, 2020	Sep. 30, 2020	Sep. 30, 2019
Class of Stock [Line Items]
Proceeds from initial public offering, net of related costs		$ 819,700		$ 820,467
Underwriting commision and discounts		50,600	$ 50,600
Estimated offering expenses payable	$ 1,400	$ 9,200
Preferred stock, shares authorized				1,000,000	1,000,000
Common stock description of voting rights				The Class A common stock and Class B common stock provide identical economic rights, but holders of Class B common stock have limited voting rights, specifically that such holders have no right to vote, solely with respect to their shares of Class B common stock, with respect to the election, replacement or removal of directors.
Common stock description of conversion rights				Class A Common Stock and Class B Common Stock are not entitled to preemptive rights. Holders of Class B Common Stock may convert their shares of Class B Common Stock into shares of Class A Common Stock on a one-for-one basis, in whole or in part, at any time and from time to time at their option.
Preferred stock par or stated value per share				$ 0.001	$ 0.001
Preferred stock, shares issued				0	0
Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				108,162,741
Conversion of Membership Interests in Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				108,162,741
Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period				38,237,500
Common stock, shares authorized				1,100,000,000	1,100,000,000
Common stock par or stated value per share				$ 0.001	$ 0.001
Common stock member interests converted				33,068,863
Common stock, shares issued				154,637,240	75,093,778
Common stock, shares outstanding				154,637,240	75,093,778
Common Class A [Member] | Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				75,093,778
Common Class A [Member] | Conversion of Profit Interests [Member]
Class of Stock [Line Items]
Common stock member interests converted				2,703,243
Common Class A [Member] | Conversion of Membership Interests in Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				75,093,778
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000	100,000,000
Common stock par or stated value per share				$ 0.001	$ 0.001
Common stock member interests converted	33,068,863			(33,068,863)
Common stock, shares issued				100	33,068,963
Common stock, shares outstanding				100	33,068,963
Common Class B [Member] | Conversion of Units of Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				33,068,963
Common Class B [Member] | Conversion of Membership Interests in Limited Liability Company [Member]
Class of Stock [Line Items]
Common stock member interests converted				33,068,963
Class A Restricted Stock [Member] | Conversion of Profit Interests [Member]
Class of Stock [Line Items]
Common stock member interests converted				5,532,057
IPO [Member]
Class of Stock [Line Items]
Shares issued during period		38,237,500
Shares issued price		$ 23.00
IPO [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period		38,237,500
Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued during period		4,987,500
Over-Allotment Option [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period	3,750,000
Shares issued price	$ 33.25
Employee Stock [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance				3,477,413
Secondary Offering [Member] | Common Class A [Member]
Class of Stock [Line Items]
Shares issued during period	28,750,000
Common stock par or stated value per share	$ 0.001